ADVANCED SERIES TRUST

AST International Equity Portfolio

Supplement dated December 19, 2024 to the

Statement of Additional Information, dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST International Equity Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

New Subadvisory Arrangements, Investment Strategy and Management Fee Changes

The Board of Trustees of the Trust (the Board) approved: (i) replacing LSV Asset Management (LSV) with Putnam Investment Management, LLC (Putnam) to serve as a subadviser to the Portfolio alongside Massachusetts Financial Services Company (MFS), PGIM Quantitative Solutions LLC, J.P. Morgan Investment Management Inc. (J.P. Morgan), and Jennison Associates LLC; (ii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about January 13, 2025.

To reflect the changes described above, the SAI is hereby revised as follows, effective January 13, 2025:

I.All references and information for the Portfolio pertaining to LSV are hereby removed from the SAI.

II.The table in Part I of the SAI entitled “Management Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Management Fee Rates

Portfolio	Contractual Fee Rate
AST International Equity Portfolio	Effective January 13, 2025:
0.7025% of average daily net assets to $3.25 billion;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% over $10 billion of average daily net assets
Prior to January 13, 2025:
0.7325% of average daily net assets to $300 million;
0.7225% on next $200 million of average daily net assets;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $2.5 billion of average daily net assets;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% over $10 billion of average daily net assets

III.The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST International Equity Portfolio	The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

188SAIUP1

IV. The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
AST International Equity Portfolio	J.P. Morgan	0.385% of average daily net assets
	Jennison Associates LLC	0.330% of average daily net assets
	Massachusetts Financial	0.300% of average daily net assets to $100 million;
	Services Company	0.285% of average daily net assets from $100 million to
$250 million;
0.270% of average daily net assets from $250 million to
$500 million;
0.250% of average daily net assets over $500 million
	PGIM Quantitative Solutions	0.255% of average daily net assets
LLC
	Putnam Investment	0.34% of average daily net assets
Management, LLC

V.The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised to add the information pertaining to J.P. Morgan, MFS and Putnam as set forth below:

J.P. Morgan: J.P. Morgan has agreed to waive its subadvisory fee in an amount equal to the revenue received for investments in funds or ETFs affiliated with J.P. Morgan. Although not expected, this may result in a negative effective subadvisory fee, or payment from J.P. Morgan to the Manager.

For the purpose of calculating the subadvisory fee for the portfolios managed by J.P. Morgan, a fee discount of a minimum of 10% is applied based on the combined average daily net assets of the following J.P. Morgan managed portfolios: AST Academic Strategies Asset Allocation Portfolio; AST Advanced Strategies Portfolio; AST Balanced Asset Allocation Portfolio; AST Capital Growth Asset Allocation Portfolio; AST Core Fixed Income Portfolio; AST International Equity Portfolio; AST J.P. Morgan Aggressive Multi-Asset Portfolio; AST J.P. Morgan Conservative Multi-Asset Portfolio; AST J.P. Morgan Fixed Income Central Portfolio; AST J.P. Morgan Moderate Multi-Asset Portfolio; AST Large-Cap Equity Portfolio; AST Large-Cap Growth Portfolio; AST Large-Cap Value Portfolio; and AST Preservation Asset Allocation Portfolio.

MFS: MFS has agreed to a voluntary subadvisory fee waiver arrangement that applies across each of the following portfolios or sleeves of portfolios managed by MFS:

-AST International Equity Portfolio (sleeve managed by MFS)

-AST Large-Cap Core Portfolio (sleeve managed by MFS)

-AST MFS Global Equity Portfolio

-PSF Global Portfolio (sleeve managed by MFS)

MFS has agreed to voluntarily reduce the monthly subadvisory fees paid by ASTIS and/or PGIM Investments to MFS for each portfolio listed above (or the sleeve thereof subadvised by MFS) by the following percentages and with respect to the subadvisory fees otherwise payable on the incremental assets of the combined average daily net assets of the portfolios (or the sleeve thereof subadvised by MFS) that fall into the tiers listed below during any calendar month. To the extent the fee waiver is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the portfolios (or the portion thereof subadvised by MFS). In the event that the combined average daily net assets of the above listed portfolios are $5 billion or less during any particular calendar month, then this voluntary fee reduction will not be applicable for the respective month. MFS reserves the right to withdraw this waiver by delivery of a written notice to the Manager, which withdrawal shall become effective 30 days after such delivery.

Combined Average Daily Net Assets	Percentage Fee Waiver
First $5 billion	No Fee Reduction
Over $5 million and up to $7.5 billion	5% Fee Reduction
Over $7.5 million and up to $10 billion	7.5% Fee Reduction
Over $10 million and up to $20 billion	10% Fee Reduction
Over $20 billion and to $30 billion	15% Fee Reduction
Over $30 billion	20% Fee Reduction

Franklin Templeton and affiliated investment advisors (ClearBridge, Putnam, and Western Asset Management Company, LLC/Western Asset Management Company Limited (collectively, "Western Asset")): For purposes of calculating the advisory fee payable to any Franklin Templeton and affiliated investment advisors (ClearBridge, Putnam Investments, and Western Asset) managed portfolio/sleeves, the advisory fee will be greater of:

(a)the aggregated assets managed by Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management) on all Advanced Series Trust portfolios subject to the following schedule: Up to$2 billion - 0%; between $2 - $4 billion – 5%; between $4 -$5 billion – 10%; between $5-$10 billion – 15%; and over $10billion – 20%; or

(b)Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management) maintains a certain market share as agreed upon between the Manager and Franklin Templeton and affiliated investment advisors. Market share will be calculated based on assets managed by Franklin Templeton and affiliated investment advisors as a percentage of assets included in certain AST portfolios.

VI. The table in Part I of the SAI entitled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS— Other Accounts and Portfolio Ownership” is hereby revised to add the information pertaining to Putnam for the Portfolio as set forth below:

Adviser/Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Managers	Investment	Investment	Accounts*	of Portfolio
		Companies*	Vehicles*		Securities*
Putnam Investment	Darren Jaroch,	16/$38,238,100,000	8/$12,471,100,000	1/$486,600,000	None
Management, LLC	CFA			9/$1,931,900,000
	Lauren DeMore,	16/$38,238,100,000	8/$12,471,100,000	1/$486,600,000	None
CFA

*Information is as of August 31, 2024.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.